Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations

The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2012	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net earnings	$121,305
Less:
Series A preferred share dividends	(34,195)
Series C preferred share dividends	(34,112)
Series D preferred share dividends	(309)

Basic EPS:
Earnings attributable to common shareholders	$52,689	62,923,240	$0.84
Effect of dilutive securities:
Share-based compensation	—	238,000
Contingent consideration (note 3)	—	1,236,000
Shares held in escrow (note 3)	—	545,000

Diluted EPS (1):
Earnings attributable to common shareholders plus assumed conversion	$52,689	64,942,240	$0.81

For the year ended December 31, 2011	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(83,400)
Less:
Series A preferred share dividends	(30,295)
Series B preferred share dividends	1,060
Series C preferred share dividends	(28,497)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(141,132)	69,217,000	$(2.04)

For the year ended December 31, 2010	Earnings (loss) (numerator)	Shares (denominator)	Per share amount
Net loss	$(87,747)
Less:
Series A preferred share dividends	(26,918)
Series B preferred share dividends	(1,409)

Basic and diluted EPS (2):
Loss attributable to common shareholders	$(116,074)	68,195,000	$(1.70)

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.

(2)	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS because their effects are anti-dilutive for the year.